UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-04379

Plan Investment Fund, Inc.
(Exact name of registrant as specified in charter)

2 Mid America Plaza
Suite 200
Oakbrook Terrace, IL 60181
(Address of principal executive offices)(Zip code)

David P. Behnke, President
2 Mid America Plaza
Suite 200
Oakbrook Terrace, IL 60181
(Name and address of agent for service)

COPY TO:

Robert F. Weber, Esq.
Seyfarth Shaw LLP
131 S. Dearborn Street
Chicago, Illinois 60603

Registrant’s telephone number, including area code: (630) 472-7700

Date of fiscal year end: December 31

Date of reporting period: December 31, 2007

Item 1.	Reports to Stockholders.

PLAN INVESTMENT FUND, INC.

Annual Report
December 31, 2007

ADMINISTRATOR:
(BCS (R) LOGO)
BCS Financial Services Corporation
2 Mid America Plaza, Suite 200
Oakbrook Terrace, IL 60181
(800) 621-9215

PLAN INVESTMENT FUND, INC.

February 15, 2008

Dear Investors:

On behalf of the Board of Trustees, I am pleased to submit the 2007 Annual Report for Plan Investment Fund, Inc. We appreciate the investors’ confidence in Plan Investment Fund, Inc. and will work diligently to maintain your trust and confidence.

As always, we welcome your ideas or comments regarding Plan Investment Fund, Inc.

Sincerely,

/s/  David P. Behnke

David P. Behnke
President and Chief Executive Officer

GOVERNMENT REPO PORTFOLIO
Schedule of Investments
December 31, 2007

	PERCENTAGE
	OF	PAR	AMORTIZED
	NET ASSETS	(000)	COST

REPURCHASE AGREEMENTS	100.8%

Deutsche Bank Securities, Inc. 4.25% (01/02/08) To be repurchased at $124,029,278 (collateralized by $128,701,000 par amount of Federal Home Loan Bank, Federal Home Loan Mortgage Association, and Federal National Mortgage Association Bonds, 0.00% to 5.80%; due 01/10/08 to 02/09/26; Total Market Value is $127,721,849)		$124,000	$124,000,000

Goldman Sachs & Co. 4.75% (01/02/08) To be repurchased at $124,032,722 (collateralized by $236,554,834 par amount of Federal Home Loan Mortgage Association and Federal National Mortgage Association Bonds, 0.00% to 6.50%; due 06/15/24 to 05/15/37; Total Market Value is $127,720,000)		124,000	124,000,000

Greenwich Capital Markets 4.75% (01/02/08) To be repurchased at $70,750,665 (collateralized by $127,855,000 par amount of Federal National Mortgage Association Bonds, 5.00% to 5.50%; due 08/01/34 to 05/01/37; Total Market Value is $72,855,649)		70,732	70,732,000

Lehman Brothers, Inc. 4.25% (01/02/08) To be repurchased at $100,023,611 (collateralized by $102,650,000 par amount of Federal Home Loan Bank and Federal Home Loan Mortgage Association Bonds, 4.25% to 4.65%; due 12/17/10 to 10/10/13; Total Market Value is $103,002,906)		100,000	100,000,000

TOTAL REPURCHASE AGREEMENTS			$418,732,000

(Cost $418,732,000)

See accompanying notes to financial statements.

GOVERNMENT REPO PORTFOLIO
Schedule of Investments
December 31, 2007
(Concluded)

	PERCENTAGE
	OF	PAR	AMORTIZED
	NET ASSETS	(000)	COST

REPURCHASE AGREEMENTS (Continued)

TOTAL INVESTMENTS IN SECURITIES	100.8%		$418,732,000

(Cost $418,732,000)*
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.8)%		(3,327,250)

NET ASSETS
(Applicable to $415,404,750 PCs outstanding)	100.0%		$415,404,750

NET ASSET VALUE
Offering and redemption price per PC ($415,404,750/415,404,750 PCs)			1.00

*	Aggregate cost is the same for financial and Federal tax purposes.

PC —	Participation Certificate

See accompanying notes to financial statements.

MONEY MARKET PORTFOLIO

Schedule of Investments
December 31, 2007

	PERCENTAGE
	OF	PAR	AMORTIZED
	NET ASSETS	(000)	COST

BANK OBLIGATIONS	7.9%

DOMESTIC CERTIFICATES OF DEPOSIT
American Express Bank FSB 5.30% (1/08/08)		$10,000	$10,000,000
State Street Bank and Trust Company 4.89% (03/17/08)		25,000	25,000,000
Wachovia Bank, N.A. 5.32% (02/06/08)		1,300	1,300,000

TOTAL BANK OBLIGATIONS			36,300,000

(Cost $36,300,000)

CORPORATE DEBT	87.7%

COMMERCIAL PAPER
ASSET BACKED SECURITIES	36.9%
Amsterdam Funding Corp. 5.19% (01/04/08)		6,000	5,997,405
Atlantis One Funding Corp. 5.13% (03/19/08)		15,000	14,833,275
Barton Capital LLC 5.12% (01/11/08)		7,000	6,990,044
Cafco LLC 5.07% (03/14/08)		17,000	16,825,226
Chariot Funding LLC 5.10% (03/18/08)		15,000	14,836,375
Ciesco LLC 4.92% (01/30/08)		5,000	4,980,183
4.77% (02/06/08)		18,000	17,914,140
CRC Funding LLC 4.71% (02/06/08)		15,000	14,929,350
Edison Asset Securitization LLC 5.13% (01/30/08)		2,000	1,991,743
4.72% (05/15/08)		25,000	24,557,500
Falcon Asset Securitization Co. LLC 5.05% (03/17/08)		15,196	15,033,994
Jupiter Securitization Co. LLC 4.67% (02/05/08)		10,000	9,954,597
Liberty Street Funding LLC 4.95% (01/22/08)		10,000	9,971,125
5.00% (01/22/08)		5,450	5,434,104
Thames Asset Global Securities No. 1 PLC 4.86% (01/15/08)		6,000	5,988,660

			170,237,721

BANKS	28.5%
Citigroup Funding, Inc. 5.36% (03/11/08)		2,000	1,979,156
4.99% (3/20/08)		20,000	19,780,994
ING (US) Funding LLC 5.06% (01/04/08)		9,000	8,996,205
5.05% (01/18/08)		3,000	2,992,853
4.71% (02/06/08)		15,000	14,929,350
Nordea North America, Inc./DE 5.00% (01/11/08)		5,000	4,993,056

See accompanying notes to financial statements.

MONEY MARKET PORTFOLIO

Schedule of Investments
December 31, 2007
(Continued)

	PERCENTAGE
	OF	PAR	AMORTIZED
	NET ASSETS	(000)	COST

CORPORATE DEBT (Continued)

BANKS (Continued)
Rabobank USA Finance Corp. 4.65% (01/29/08)		$30,000	$29,891,500
Societe Generale North America, Inc. 5.13% (2/05/08)		7,000	6,965,087
4.80% (2/27/08)		12,000	11,908,800
UBS Finance (Delaware) LLC 5.41% (01/14/08)		2,000	1,996,093
4.87% (01/28/08)		25,000	24,908,688
5.34% (03/12/08)		2,000	1,978,937

			131,320,719

FINANCE SERVICES	1.9%
General Electric Capital Corp. 4.57% (04/22/08)		6,000	5,914,693
4.64% (04/22/08)		3,000	2,956,693

			8,871,386

INSURANCE	2.2%
AIG Funding, Inc. 4.60% (01/25/08)		10,000	9,969,333

			9,969,333

SECURITY BROKER & DEALERS	6.4%
Greenwich Capital Holdings, Inc. 4.97% (04/07/08)		20,000	19,732,172
4.80% (05/16/08)		10,000	9,818,667

			29,550,839

SUGAR & CONFECTIONARY PRODUCTS	4.3%
Nestle Capital Corp. 4.48% (01/25/08)		20,000	19,940,267

			19,940,267

VARIETY STORES	2.2%
Wal-Mart Stores, Inc. 4.46% (1/29/08)		10,000	9,965,311

			9,965,311

NOTES AND BONDS
BANKS	1.3%
Wells Fargo & Co.(1) 5.29% (01/02/08)		6,000	6,000,000

			6,000,000

FINANCE SERVICES	0.3%
General Electric Capital Corp.(1) 4.92% (01/23/09)		1,500	1,500,000

			1,500,000

INSURANCE	2.1%
Allstate Life Global Funding II(1),(2) 4.90% (09/26/08)		4,500	4,500,000
MetLife Global Funding I(1),(2) 4.97% (04/28/08)		5,500	5,500,000

			10,000,000

See accompanying notes to financial statements.

MONEY MARKET PORTFOLIO

Schedule of Investments
December 31, 2007
(Continued)

	PERCENTAGE
	OF	PAR	AMORTIZED
	NET ASSETS	(000)	COST

CORPORATE DEBT (Continued)

SECURITY BROKER & DEALERS	1.0%
Goldman Sachs Group, Inc.(1),(2) 4.95% (06/24/08)		$4,600	$4,600,000

			4,600,000

CORPORATE VARIABLE RATE DEMAND NOTES	0.6%
MUBEA, Inc. Series 1999(3) (Fifth Third Bank LOC) 5.15% (01/07/08)		1,100	1,100,000
5.15% (01/07/08)		1,500	1,500,000
			2,600,000

TOTAL CORPORATE DEBT			404,555,576

(Cost $404,555,576)

MASTER NOTES	0.7%

Citigroup Global Markets Holdings, Inc.(3) 4.60% (01/02/08) (Cost $3,000,000)		3,000	3,000,000

REPURCHASE AGREEMENTS	4.4%

Lehman Brothers, Inc. 4.25% (01/02/08) To be repurchased at $3,635,858 (collateralized by $3,785,000 par amount of Federal Home Loan Mortgage Bonds, 4.07%, due 03/28/08; Total Market Value of collateral is $3,746,015)		3,635	3,635,000

Morgan Stanley & Co., Inc. 4.50% (01/02/08) To be repurchased at $16,004,000 (collateralized by $23,088,977 par amount of Federal National Mortgage Association Bonds, 5.00%; due 08/01/20 Total Market Value of collateral is $16,480,000)		16,000	16,000,000

UBS Securities LLC 4.50% (01/02/08) To be repurchased at $1,000,250 (collateralized by $2,450,000 par amount of Federal National Mortgage Association Bonds, 5.50%; due 08/01/34; Total Market Value is $1,030,588)		1,000	1,000,000

TOTAL REPURCHASE AGREEMENTS (Cost $20,635,000)			20,635,000

See accompanying notes to financial statements.

MONEY MARKET PORTFOLIO

Schedule of Investments
December 31, 2007
(Concluded)

	PERCENTAGE OF	PAR	AMORTIZED
	NET ASSETS	(000)	COST

INVESTMENTS IN SECURITIES	100.7%		$464,490,576

(Cost $464,490,576)*

LIABILITIES IN EXCESS OF OTHER ASSETS	(0.7)%		(3,239,222)

NET ASSETS (Applicable to 461,273,015 PCs outstanding)	100.0%		$461,251,354

NET ASSET VALUE, Offering and redemption price per PC ($461,251,354/461,273,015 PCs)			$1.00

*	Aggregate cost is the same for financial and Federal tax purposes.

LOC-Letter of Credit

PC-Participation Certificate

(1)	Rate shown is the rate as of December 31, 2007 and the date shown is the final maturity date.

(2)	Securities were purchased pursuant to rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At December 31, 2007, the value of these securities amounted to $14,600,000 or 3.2% of Money Market Portfolio’s net assets.

(3)	Rate shown is the rate as of December 31, 2007 and the date shown is the new interest readjustment date or the date the principal owed can be recovered through demand.

See accompanying notes to financial statements.

Statements of Assets and Liabilities
December 31, 2007

	Government/REPO	Money Market
	Portfolio	Portfolio

ASSETS
Investments in securities, at amortized cost, which approximates market value	$—	$443,855,576
Repurchase agreements at cost, which approximates market value	418,732,000	20,635,000
Cash	299	—
Accrued interest receivable	52,138	181,949
Other assets	19,827	2,220

Total Assets	418,804,264	464,674,745

LIABILITIES
Dividends payable	2,869,832	2,621,328
Payable to Custodian for Fund Shares Redeemed	—	471,143
Accrued expenses payable
Investment advisory fees (Note 2)	208,611	258,851
Administration fees (Note 2)	92,070	27,242
Custodian fees (Note 2)	12,723	11,198
Transfer agent fees (Note 2)	7,944	4,198
Other liabilities	208,334	29,431

Total Liabilities	3,399,514	3,423,391

NET ASSETS	$415,404,750	$461,251,354

NET ASSET VALUE PER PARTICIPATION CERTIFICATE	$1.00	$1.00

Government/REPO Portfolio 2 billion PCs authorized; 415,404,750 PCs outstanding ($415,404,750/415,404,750 PCs)
Money Market Portfolio 2 billion PCs authorized; 461,273,015 PCs outstanding ($461,251,354/461,273,015 PCs)

See accompanying notes to financial statements.

Statements of Operations
Year Ended December 31, 2007

	Government/REPO	Money Market
	Portfolio	Portfolio

INTEREST INCOME	$63,709,021	$15,473,108

EXPENSES
Investment advisory fees (Note 2)	1,596,466	516,951
Administration fees (Note 2)	613,910	152,628
Custodian fees (Note 2)	116,552	32,862
Legal fees	99,992	24,946
Insurance expense	67,426	7,627
Audit fees	56,135	12,893
Fund compliance fees	36,576	8,440
Transfer agent fees (Note 2)	19,667	6,846
Trustee expense	6,969	150
Miscellaneous	26,135	7,003

Total expenses	2,639,828	770,346
Less fees waived (Note 2)	(1,412,009)	(82,117)

Net expenses	1,227,819	688,229

NET INVESTMENT INCOME	62,481,202	14,784,879

NET REALIZED GAIN ON SECURITIES SOLD	—	9,580

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$62,481,202	$14,794,459

See accompanying notes to financial statements.

GOVERNMENT/REPO PORTFOLIO

Statements of Changes in Net Assets

	Year Ended	Year Ended
	December 31, 2007	December 31, 2006
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$62,481,202	$59,439,813

Net increase in net assets resulting from operations	62,481,202	59,439,813

DIVIDENDS AND DISTRIBUTIONS TO PARTICIPATION CERTIFICATE HOLDERS:

From net investment income $.0504 and $.050 per PC, respectively	(62,481,202)	(59,439,813)

CAPITAL TRANSACTIONS:

Proceeds from sale of 16,123,362,074 and 13,010,719,517 PCs, respectively	16,123,362,074	13,010,719,517

Value of 51,946,864 and 44,424,948 PCs issued in reinvestment of dividends, respectively	51,946,864	44,424,948

Cost of 16,645,372,244 and 12,887,822,206 PCs repurchased, respectively	(16,645,372,244)	(12,887,822,206)

Net (decrease)/increase in net assets resulting from capital transactions	(470,063,306)	167,322,259

Total (decrease)/increase in net assets	(470,063,306)	167,322,259

NET ASSETS:

Beginning of year	885,468,056	718,145,797

End of year	$415,404,750	$885,468,056

Accumulated undistributed net investment income	$—	$—

See accompanying notes to financial statements.

MONEY MARKET PORTFOLIO

Statements of Changes in Net Assets

	Year Ended	Year Ended
	December 31, 2007	December 31, 2006
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$14,784,879	$9,451,966
Net realized gain (loss) on securities sold	9,580	(3,109)

Net increase in net assets resulting from operations	14,794,459	9,448,857

DIVIDENDS AND DISTRIBUTIONS TO PARTICIPATION CERTIFICATE HOLDERS:

From net investment income $.0501 and $.049 per PC, respectively	(14,784,879)	(9,451,966)

CAPITAL TRANSACTIONS:

Proceeds from sale of 3,012,306,721 and 2,617,689,252 PCs, respectively	3,012,306,721	2,617,689,252

Value of 8,452,181 and 5,516,451 PCs issued in reinvestment of dividends, respectively	8,452,181	5,516,451

Cost of 2,702,845,663 and 2,669,066,870 PCs repurchased, respectively	(2,702,845,663)	(2,669,066,870)

Net increase/(decrease) in net assets resulting from capital transactions	317,913,239	(45,861,167)

Total increase/(decrease) in net assets	317,922,819	(45,864,276)

NET ASSETS:

Beginning of year	143,328,535	189,192,811

End of year	$461,251,354	$143,328,535

Accumulated undistributed net investment income	$—	$—

See accompanying notes to financial statements.

GOVERNMENT/REPO PORTFOLIO

Financial Highlights
For a Participation Certificate (PC) Outstanding Throughout Each Period

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03

Net Asset Value, Beginning of Year	$1.00	$1.00	$1.00	$1.00	$1.00

Income From Investment Operations:
Net Investment Income	0.050	0.050	0.032	0.013	0.010
Net Realized Gain (Loss) on Investments	—	—	—	—	—

Total From Investment Operations	0.050	0.050	0.032	0.013	0.010

Less Dividends and Distributions:
Dividends to PC holders from Net Investment Income	(0.050)	(0.050)	(0.032)	(0.013)	(0.010)

Total Dividends and Distributions	0.050	(0.050)	(0.032)	(0.013)	(0.010)

Net Asset Value, End of Year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	5.15%	5.06%	3.20%	1.29%	1.04%

Ratios/Supplemental Data:
Net Assets, End of Year (000)	$415,405	$885,468	$718,146	$693,684	$284,236

Ratio of Net Expenses to Average Net Assets(1)	0.10%	0.10%	0.10%	0.10%	0.10%

Ratio of Net Investment Income to Average Net Assets(2)	5.09%	4.96%	3.19%	1.32%	1.01%

(1)	Without the waiver of a portion of advisory and administration fees (see Note 2), the ratio of total expenses to average daily net assets would have been .22%, .22%, .24%, .27% and .28% for the years ended December 31, 2007, 2006, 2005, 2004, and 2003, respectively.

(2)	Without the waiver of a portion of advisory and administration fees (see Note 2), the ratio of net investment income to average daily net assets would have been 4.97%, 4.84%, 3.05%, 1.15% and 0.83% for the years ended December 31, 2007, 2006, 2005, 2004, and 2003, respectively.

See accompanying notes to financial statements.

MONEY MARKET PORTFOLIO

Financial Highlights
For a Participation Certificate (PC) Outstanding Throughout Each Period

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03

Net Asset Value, Beginning of Year	$1.00	$1.00	$1.00	$1.00	$1.00

Income From Investment Operations:
Net Investment Income	0.050	0.049	0.030	0.011	0.010
Net Realized Gain (Loss) on Investments(1)	—	—	—	—	—

Total From Investment Operations	0.050	0.049	0.030	0.011	0.010

Less Dividends and Distributions:

Dividends to PC holders from Net Investment Income	(0.050)	(0.049)	(0.030)	(0.011)	(0.010)

Total Dividends and Distributions	(0.050)	(0.049)	(0.030)	(0.011)	(0.010)

Net Asset Value, End of Year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	5.12%	4.92%	3.05%	1.15%	1.02%

Ratios/Supplemental Data:
Net Assets, End of Year (000)	$461,251	$143,329	$189,193	$151,444	$296,488

Ratio of Net Expenses to Average Net Assets(2)	0.23%	0.27%	0.28%	0.27%	0.23%

Ratio of Net Investment Income to Average Net Assets(3)	4.84%	4.80%	3.02%	1.10%	1.05%

(1)	Less than $0.01 per share.

(2)	Without the waiver of a portion of advisory and administration fees (see Note 2), the ratio of total expenses to average daily net assets would have been .25%, .30%, .31%, .30% and .26% for the years ended December 31, 2007, 2006, 2005, 2004 and 2003, respectively.

(3)	Without the waiver of a portion of advisory and administration fees (see Note 2), the ratio of net investment income to average daily net assets would have been 4.82%, 4.77%, 2.99%, 1.07% and 1.02% for the years ended December 31, 2007, 2006, 2005, 2004 and 2003, respectively.

See accompanying notes to financial statements.

Notes to Financial Statements
December 31, 2007

Note 1.	Organization and Significant Accounting Policies

Plan Investment Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as a diversified open-end registered investment company. The Fund consists of two separate portfolios, the Government/REPO Portfolio and the Money Market Portfolio (the “Portfolio(s)”).

Security Valuation:  Pursuant to Rule 2a-7 of the Investment Company Act of 1940 (as amended), securities are valued using the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity or sale of the security. If amortized cost no longer approximates market value due to credit or other impairments of the issuer, the Investment Advisor will dispose of the security and advise the Board of Trustees (the “Board”) of this action or will ask the Board to determine whether it is in the best interests of the portfolio to continue holding the security.

Security Transactions and Investment Income:  Security transactions are recorded on the trade date. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on an accrual basis.

Dividends and Distributions to Participation Certificate Holders:  Dividends of net investment income of the Portfolios are declared daily and paid monthly. The Portfolios intend, subject to the use of offsetting capital loss carryforwards, to distribute net realized short- and long-term capital gains, if any, once each year.

Federal Income Taxes:  No provision is made for federal taxes as it is each Portfolio’s intention to continue to qualify as a regulated investment company and to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its net investment income to Participation Certificate holders, which will be sufficient to relieve each Portfolio from all, or substantially all, federal income and excise taxes. As of December 31, 2007, the Money Market Portfolio had a capital loss carry forward of $21,661 of which, if not utilized, $18,552 will expire in 2013 and $3,109 will expire in 2014. All distributions paid by the Portfolios in 2006 and 2007 were from ordinary income for U.S. income tax purposes.

Repurchase Agreements:  Each Portfolio may purchase money market instruments from financial institutions such as banks and broker-dealers subject to the seller’s agreement to repurchase them at an agreed upon date and price (“repurchase agreements”). The repurchase price generally equals the price paid by the Portfolio plus interest negotiated on the basis of current short-term rates. Collateral for repurchase agreements may have longer maturities than the maximum permissible remaining maturity of portfolio investments. The seller under a repurchase agreement is required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price. The agreement is conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a separate account by the Fund’s custodian or an authorized securities depository. All repurchase agreements held as of December 31, 2007 were entered into on December 31, 2007.

Expenses, Investment Income and Gain/Loss Allocation:  Each Portfolio pays the expenses that are directly related to its operations, such as Portfolio management fees or custodial fees. Expenses incurred by the Fund on behalf of both Portfolios, such as trustee or legal fees, are allocated among each of the Portfolio’s either proportionately based upon each Portfolio’s net assets or using another reasonable basis such as equally across both Portfolios, depending on the nature of the expense.

Estimated Maturities:  The maturity of collateralized mortgage obligations and other asset-backed securities may vary due to prepayments of principal. The maturity dates for these securities are estimates based on historic prepayment factors.

Management Estimates:  The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Notes to Financial Statements
(Continued)

Note 2.	Transactions with Affiliates and Related Parties

The Fund has entered into agreements for advisory, administrative, service agent, custodian and transfer agent services as follows:

BlackRock Institutional Management Corporation (“BIMC”), a wholly-owned indirect subsidiary of BlackRock, Inc., serves as the Portfolios’ investment advisor and service agent. BlackRock, Inc. is an affiliate of The PNC Financial Services Group, Inc. (“PNC”) and Merrill Lynch & Co., Inc. As compensation for its services the Portfolios pay BIMC a fee, computed daily and paid monthly based upon an annualized percentage of the average daily net assets of each of the Fund’s Portfolios, at the following rate: .20% of the first $250 million, .15% of the next $250 million, .12% of the next $250 million, .10% of the next $250 million, and .08% of amounts in excess of $1 billion.

BCS Financial Services Corporation (“BCSFSC”), a related party of the Fund, serves as the Fund’s administrator with respect to the Fund’s overall operations and relations with holders of PCs. Certain officers or employees of BCSFSC are also trustees or officers of the Fund. All officers serve without compensation from the Fund. As compensation for its services, each Portfolio pays BCSFSC a fee, computed daily and paid monthly, at an annual rate not to exceed .05% of the average daily net assets of each of the Fund’s Portfolios.

BIMC and BCSFSC have agreed contractually to reduce the fees otherwise payable to them to the extent necessary to reduce the ordinary operating expenses of the Portfolios so that they individually do not exceed 0.30 of one percent (0.30%) of each Portfolio’s average daily net assets for the year. BIMC and BCSFSC have further agreed to waive fees such that the Government/REPO Portfolio Investment Advisory fees do not exceed .10 of one percent of average daily net assets and that the Money Market Portfolio Investment Advisory fees are reduced .03 of one percent of average daily net assets on the first $500 million of average daily net assets and .01 of one percent of average daily net assets on the next $250 million of average daily net assets. These waivers are voluntary and BIMC and BCSFSC expect to continue these waivers, but the waivers can be terminated upon 90 days written notice to the Fund. As a result of these waivers, for the year ended December 31, 2007, BCSFSC voluntarily waived $378,443 and $7,316 of which BCSFSC was entitled to as the fees for its services as administrator for the Government/REPO Portfolio and Money Market Portfolio respectively. BIMC voluntarily waived $1,033,565 and $74,801 of advisory fees payable by the Government/REPO Portfolio and Money Market Portfolio, respectively, for the year ended December 31, 2007.

PFPC Trust Company (“PFPC Trust”), acts as custodian of the Fund’s assets and PFPC Inc. (“PFPC”), acts as the Fund’s transfer agent and dividend disbursing agent. Both PFPC Trust Co. and PFPC are wholly owned subsidiaries of PFPC Worldwide, Inc., an indirect wholly-owned subsidiary of The PNC Financial Services Group. PFPC Trust and PFPC earn fees from the Fund for serving in these capacities.

Note 3.	Net Assets

At December 31, 2007, net assets for both book and tax purposes consisted of:

	Government/REPO	Money Market
	Portfolio	Portfolio

Paid-in Capital	$415,404,750	$461,273,015
Accumulated net realized loss on securities sold	—	(21,661)

Total Net Assets	$415,404,750	$461,251,354

Notes to Financial Statements
(Continued)

Note 4.	New Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 (“FIN 48”), Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109 and provides guidance on measurement, recognition, classification and disclosure of tax positions, along with accounting for the related interest and penalties. The provisions of FIN 48 are effective for fiscal years beginning after December 15, 2006. Management of the Fund has concluded that as of December 31, 2007 there are no uncertain tax positions that would require financial statement recognition or disclosure.

In September 2006, the FASB issued SFAS No. 157, Fair Value Measurements, which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The provisions of SFAS No. 157 are effective for fiscal years beginning after November 15, 2007. The Fund is currently evaluating the impact of adopting SFAS No. 157 on its financial statements. At this time, the impact to the Fund’s financial statements has not been determined.

Deloitte & Touche LLP 111 S. Wacker Drive Chicago, IL 60606-4301 USA Tel:+1 3124861000 Fax:+1 3124861486 www.deloitte.com

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Participation Certificate Holders and Board of Trustees of Plan Investment Fund, Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Plan Investment Fund, Inc. comprised of Government/REPO Portfolio and Money Market Portfolio (collectively, the “Portfolios”) as of December 31, 2007, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The Portfolios’ financial highlights for the year ended December 31, 2003 were audited by other auditors whose report, dated February 2, 2004, expressed an unqualified opinion.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Portfolios are not required to have, nor were we engaged to perform, audits of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolios’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the Portfolios’ custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Portfolios as of December 31, 2007, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

/s/  Deloitte & Touche LLP

Chicago, Illinois
February 15, 2008
Member of
Deloitte Touche Tohmatsu

Trustees and Officers Disclosure
(Unaudited)
December 31, 2007

		Term of		Number of
		Office*		Portfolios in	Other
		and Length		Fund Complex	Trusteeships
	Position(s) Held	of Time	Principal Occupation(s)	Overseen by	Held by
Name, Address, and Age	with the Fund	Served	During Past 5 Years	the Trustee	the Trustee

David P. Behnke(1) 2 Mid America Plaza Suite 200 Oakbrook Terrace, IL 60181 Age 53	Trustee, President and Chief Executive Officer	4 Years
June 2003 to Present — Senior Vice President and Chief Financial Officer, BCS Financial Corporation, BCS Financial Services Corporation, BCS Insurance Company, BCS Life Insurance Company, Plans’ Liability Insurance Company and BCSI Holdings, Inc;

January 2003 to June 2003, Vice President and Chief Financial Officer, BCSI Holdings, Inc.; Senior Vice President, BCS Insurance Company
				Two	None

(1) David P. Behnke may be deemed an “interested person” of the Fund as a result of his status as President and Chief Executive Officer of the Fund.

John G. Foos 1901 Market Street Philadelphia, PA 19103 Age 58	Chairman Trustee	4 Years 6 Years	2003 to Present — Senior Vice President and Chief Financial Officer, Independence Blue Cross	Two	Transatlantic Holdings, Inc.

Paul F. Brown 225 North Michigan Avenue Chicago, IL 60601 Age 43	Trustee	4 Years	2003 to Present — Vice President and Deputy General Counsel, BlueCross BlueShield Association	Two	None

Emil D. Duda 165 Court Street Rochester, NY 14647 Age 55	Trustee	6 Years	2003 — Present — Senior Executive Vice President and Chief Financial Officer, The Lifetime Healthcare Companies	Two	None

Terry D. Kellogg 450 Riverchase Parkway East Birmingham, AL 35244 Age 54	Trustee	4 Years	April 2005 to Present — Executive Vice President, BlueCross BlueShield of Alabama; 2003 to April 2005 — Executive Vice President and Chief Financial Officer, BlueCross BlueShield of Alabama	Two	None

Trustees & Officers
(continued)
December 31, 2007

		Term of		Number of
		Office*		Portfolios in	Other
		and Length		Fund Complex	Trusteeships
	Position(s) Held	of Time	Principal Occupation(s)	Overseen by	Held by
Name, Address, and Age	with the Fund	Served	During Past 5 Years	the Trustee	the Trustee

Robert A. Leichtle I-20 East at Alpine Road Columbia, SC 29219 Age 60	Trustee	7 Years	2003 to Present — Executive Vice President, Chief Financial Officer and Treasurer, BlueCross BlueShield of South Carolina	Two	None

Gerard T. Mallen 300 East Randolph Street 14th Chicago, IL 60601 Age 53	Trustee	3 Years
February 2004 to Present — Vice President Treasury Operations, Health Care Service Corporation (HCSC) (Blue Cross Blue Shield of Illinois, Oklahoma, Texas and New Mexico);

2003 to February 2004 — Vice President and Chief Financial Officer, Fort Dearborn Life (wholly-owned subsidiary of HCSC)
				Two	None

Joseph F. Reichard, CCM 120 Fifth Avenue Pittsburgh, PA 15222 Age 60	Trustee	10 Years	2003 to Present — Vice President, Treasury Services and Assistant Treasurer, Highmark, Inc.	Two	None

John C. Trifone 445 Industrial Lane Berlin, VT 05602 Age 53	None	1 Year
September 2005 to Present — Vice President, Treasurer and Chief Financial Officer, Blue Cross Blue Shield of Vermont;

2003 to February 2006 — Corporate Vice President of Information Technology & Development; Vice President of Finance, BlueCross BlueShield of Mississippi
				Two	None

Marilyn T. Tromans 2301 Main Kansas City, MO 64108 Age 54	Trustee	1 Year	2003 to Present — Vice President and Chief Financial Officer, Blue Cross Blue Shield of Kansas City	Two	None

Dale E. Palka 2 Mid American Plaza, Suite 200 Oakbrook Terrace, IL 60181 Age 59	Treasurer Chief Compliance Officer	9 Years 3 Years	2003 to Present — Senior Vice President, BCS Financial Services Corporation

Sandra K. Strutz 2 Mid America Plaza, Suite 200 Oakbrook Terrace, IL 60181 Age 52	Secretary	5 Years
September 2003 to Present — Assistant Corporate Secretary, BCS Financial Corporation;

March 2003 to September 2003 — Secretary, BCS Financial Corporation;

January 2003 to March 2003 — Executive Assistant & Corporate Meetings Coordinator, BCS Financial Corporation

*	Term of office is one year

The Fund’s Statement of Additional Information includes additional information about the Fund’s Trustees and Officers. You may obtain a free copy of the Statement of Additional Information, or request any other information and discuss your questions about us, by writing or calling (collect), BCS Financial Services Corporation, 2 Mid America Plaza, Suite 200, Oakbrook Terrace, IL 60181 or (630) 472-7700, respectively.

Fund Expense Examples (Unaudited)
December 31, 2007

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six months ended December 31, 2007.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Six Months Ending December 31, 2007” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Government/ REPO Portfolio

			Expenses Paid
			During
	Beginning Account	Ending Account	Six Months Ending
	Value July 1, 2007	Value December 31, 2007	December 31, 2007*
Actual	$1,000.00	$1,024.70	$0.51

Hypothetical (5% return before expenses)	$1,000.00	$1,024.70	$0.51

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.10%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

Money Market Portfolio

			Expenses Paid
			During
	Beginning Account	Ending Account	Six Months Ending
	Value July 1, 2007	Value December 31, 2007	December 31, 2007*
Actual	$1,000.00	$1,025.00	$1.17

Hypothetical (5% return before expenses)	$1,000.00	$1,024.03	$1.17

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.23%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

Fund Profile
(Unaudited)
December 31, 2007

Portfolio Holdings Summary Table
Government/REPO Portfolio

Security Type	% of Net Assets	Amortized Cost

Short Term Investments:
Repurchase Agreements	100.8%	$418,732,000
Liabilities in Excess of Other Assets	(0.8)%	(3,327,250)

Net Assets — 100.0%	100.0%	$415,404,750

Maturity Information

Maturity Information	Amount Par	Percentage

1-7 days	$418,732,000	100.0%
8-14 days	—	0.0%
15-30 days	—	0.0%
31-60 days	—	0.0%
61-90 days	—	0.0%
91-120 days	—	0.0%
121-150 days	—	0.0%

Over 150 days	$418,732,000	100.0%

Average Weighted Maturity — 2 days

Fund Profile
(Unaudited)
December 31, 2007
(concluded)

Portfolio Holdings Summary Table
Money Market Portfolio

Security Type	% of Net Assets	Amortized Cost

Short Term Investments:
Bank Obligations	7.9%	$36,300,000
Commercial Paper — Asset Backed Securities	36.9%	170,237,721
Commerical Paper — Banks	28.5%	131,320,719
Commercial Paper — Finance Services	1.9%	8,871,386
Commercial Paper — Insurance	2.2%	9,969,333
Commercial Paper — Securities Broker & Dealers	6.4%	29,550,839
Commercial Paper — Sugar & Confectionary Products	4.3%	19,940,267
Commercial Paper — Variety Stores	2.2%	9,965,311
Notes and Bonds — Banks	1.3%	6,000,000
Notes and Bonds — Finance Services	0.3%	1,500,000
Notes and Bonds — Insurance	2.1%	10,000,000
Notes and Bonds — Securities Brokers & Dealers	1.0%	4,600,000
Corporate Variable Rate Demand Notes	0.6%	2,600,000
Master Notes	0.7%	3,000,000
Repurchase Agreements	4.4%	20,635,000

Total Investments in Securities	100.7%	464,490,576

Liabilities in Excess of Other Assets:	(0.7)%	(3,239,222)

Net Assets — 100.0%	100.0%	$461,251,354

Maturity Information

Maturity Information	Amount Par	Percentage

1-7 days	$47,235,000	10.1%
8-14 days	24,000,000	5.1%
15-30 days	142,550,000	30.5%
31-60 days	78,300,000	16.8%
61-90 days	111,196,000	23.8%
91-120 days	29,000,000	6.2%
121-150 days	35,000,000	7.5%
Over 150 days	—	0.0%

	$467,281,000	100.0%

Average Weighted Maturity-49 days

Other Disclosures
(Unaudited)
December 31, 2007

The Fund files the Portfolios’ complete schedules of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information regarding the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s Forms N-Q may also be obtained, upon request, by calling 1-800-621-9215.

Information on how proxies relating to the Fund’s voting securities (if any) were voted during the most recent 12-month period ended June 30 is available, without charge, upon request, by calling 1-800-621-9215, or on the website of the Commission at http://www.sec.gov.

Plan Investment Fund, Inc.

2 Mid America Plaza, Suite 200
Oakbrook Terrace, IL 60181
(630) 472-7700

TRUSTEES

David P. Behnke President and Chief Executive Officer Plan Investment Fund, Inc.; Senior Vice President and Chief Financial Officer BCS Financial Corporation	Robert A. Leichtle Executive Vice President, Chief Financial Officer and Treasurer BlueCross BlueShield of South Carolina

Paul F. Brown Vice President and Deputy General Counsel BlueCross BlueShield Association	Gerard T. Mallen Vice President Treasury Operations Health Care Service Corporation

Emil D. Duda Senior Executive Vice President and Chief Financial Officer The Lifetime Healthcare Companies	Joseph F. Reichard, CCM Vice President, Treasury Services and Assistant Treasurer Highmark, Inc.

John G. Foos Chairman Plan Investment Fund, Inc.; Senior Vice President and Chief Financial Officer Independence Blue Cross	John C. Trifone Vice President, Treasurer and Chief Financial Officer Blue Cross and Blue Shield of Vermont

Terry D. Kellogg Executive Vice President BlueCross BlueShield of Alabama	Marilyn T. Tromans Vice President, Chief Financial Officer Blue Cross and Blue Shield of Kansas City

INVESTMENT ADVISOR

GOVERNMENT/REPO PORTFOLIO
and MONEY MARKET PORTFOLIO
BlackRock Institutional Management Corporation
Wilmington, Delaware

Item 2.	Code of Ethics.

(a) The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer and principal accounting officer.

(b) During the period covered by this report, no amendments were made to the provisions of the code of ethics referred to in 2(a) above.

(c) During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics referred to in 2(a) above were granted.

Item 3.	Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that Terry D. Kellogg, an independent trustee who serves on its audit committee, qualifies as an audit committee financial expert.

Item 4.	Principal Accountant Fees and Services

Audit and Non-Audit Fees

The following table sets forth the aggregate audit and non-audit fees billed to the Fund for the fiscal years ended December 31, 2007 and 2006 for professional services rendered by the Fund’s Independent Registered Public Accounting Firm, Deloitte & Touche LLP.

	Year Ended December 31,
	2007	2006

Audit fees	$57,800	$39,100
Audit-related fees	14,750	16,000
Tax fees	4,400	4,000
All other fees	0	0

Total	$72,550	$59,100

Audit fees include fees billed for professional services associated with the annual audits and filings of the Fund’s Form N-1A, Form N-CSR, Form N-SAR and Rule 17f-2 of the Investment Company Act of 1940. Audit related fees are fees billed for assurance and related services that are reasonably related to the performance of the audit. The audit related fees shown above are principally related to the semi-annual review of the Fund’s financial statements. Tax fees represent fees billed for services rendered for tax compliance and tax advice by the Fund’s Independent Registered Public Accounting Firm. All other fees would be for services rendered other than those included in the audit, audit-related or tax categories. All services for 2007 and 2006 for which fees are included in the table above were pre-approved by the audit committee of the Fund.

Other Affiliate Services Required to be Pre-Approved

The audit committee of the Fund also is required to pre-approve services by the Fund’s auditor to certain affiliate entities defined by SEC rules, including the Fund’s Advisor and any entity controlling, controlled by or under common control with the Advisor to the extent such services are determined to have a direct impact on the operations or financial reporting of the Fund. The amount of all other fees billed for services provided to the Fund’s Advisor for such services was approximately $325,000 in 2007 and $473,000 in 2006 related to the Advisor’s regulatory compliance program. These services were pre-approved by the audit committee of the Fund.

Aggregate Non-Audit Fees

The aggregate non-audit fees billed for professional services for the Fund, the Fund’s Advisor and all affiliates as defined, totaled approximately $2,982,000 in 2007 and $589,000 in 2006. The audit committee has considered the compatibility of the non-audit services that were not subject to pre-approval with the Independent Registered Public Accounting Firm’s independence.

Audit Committee Pre-Approval Policies

The audit committee of the Fund has adopted policies that require that each engagement of the Fund’s independent auditors to render audit or non-audit services to the Fund be pre-approved by the Fund’s audit committee, or if the committee shall determine to delegate such matter to one of its members, such member shall have the authority to pre-approve audit or non-audit services to the Company. The Fund’s audit committee, or if the committee shall determine to delegate such matter to one of its members, such member, also pre-approves all engagements by the independent auditors for engagements for non-audit services to the Adviser and any entity controlling, controlled by or under common control with the Advisor that provides ongoing services to the Fund, if the engagement relates directly to the operations or financial reporting of the Fund. The foregoing pre-approval requirements will not apply to certain non-audit services, provided the same are limited in amount and other requirements are satisfied with respect thereto, in accordance with the applicable provisions of Rule 2-01 under SEC Regulation S-X.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6.	Schedule of Investments

Audited schedule of investments is included in Item 1.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

None.

Item 11.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are sufficient to ensure that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 as of a date within 90 days of the filing date of the report.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Code of ethics (incorporated by reference to Exhibit 10(a)(1) to the registrant’s Form N-CSR certified Shareholders Report for the period ended December 31, 2003, as filed with the SEC on March 4, 2004.)

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PLAN INVESTMENT FUND, INC.

By:	/s/ David P. Behnke
David P. Behnke, President

Date: February 15, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David P. Behnke
David P. Behnke, President
(Principal Executive Officer)

Date: February 15, 2008

By:	/s/ Dale E. Palka
Dale E. Palka, Treasurer
(Principal Financial Officer)

Date: February 15, 2008

EXHIBIT INDEX

(a)(2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.